Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes
Schedule of income tax expense (benefit) included in Consolidated Statement of Earnings from continuing operations

	Year Ended December 31,
(in thousands)	2017	2016	2015
Current:
Federal	$(119,875)	$120,798	$22,465
Foreign	145,064	95,198	203,125
State and local	(3,503)	11,067	15,623

Total current	21,686	227,063	241,213

Deferred:
Federal	15,720	58,601	8,867
Foreign	75,688	(65,656)	(5,630)
State and local	8,878	(857)	1,438

Total deferred	100,286	(7,912)	4,675

Total income tax expense	$121,972	$219,151	$245,888

Schedule of reconciliation of U.S. statutory federal income tax expense to income tax expense

	Year Ended December 31,
(in thousands)	2017	2016	2015
U.S. statutory federal tax expense	$135,255	$191,310	$254,293
Increase (decrease) in taxes resulting from:
State and local income taxes	6,326	5,785	11,518
Other permanent items, net	(1,072)	(11,101)	(5,828)
Worthless stock	(15,175)	—	—
Noncontrolling interests	(25,582)	(16,117)	(21,873)
Foreign losses, net	(1,055)	24,288	8,640
Valuation allowance, net	22,860	6,978	5,611
Statute expirations and tax authority settlements	—	(13,280)	(7,827)
Revaluation due to Section 987 tax law change	—	24,156	—
Impact of tax reform	37,423	—	—
International restructuring	(46,295)	—	—
Other, net	9,287	7,132	1,354

Total income tax expense	$121,972	$219,151	$245,888

Schedule of tax effects of significant temporary differences giving rise to deferred tax assets and liabilities

	December 31,
(in thousands)	2017	2016
Deferred tax assets:
Accrued liabilities not currently deductible:
Employee compensation and benefits	$28,410	$117,981
Employee time-off accrual	58,500	94,134
Project and non-project reserves	40,966	46,219
Tax basis of investments in excess of book basis	—	69,195
Net operating loss carryforward	184,517	180,450
U.S. foreign tax credit carryforward	168,027	—
Other comprehensive loss	71,537	271,878
Other	66,286	34,147

Total deferred tax assets	618,243	814,004
Valuation allowance for deferred tax assets	(99,529)	(81,360)

Deferred tax assets, net	$518,714	$732,644

Deferred tax liabilities:
Book basis of property, equipment and other capital costs in excess of tax basis	(86,780)	(88,262)
Residual U.S. tax on unremitted non-U.S. earnings	—	(161,827)
Dividend withholding on unremitted non-U.S. earnings	(42,201)	—
Other	(73,261)	(28,446)

Total deferred tax liabilities	(202,242)	(278,535)

Deferred tax assets, net of deferred tax liabilities	$316,472	$454,109

Schedule of reconciliation of beginning and ending amount of unrecognized tax benefits including interest and penalties

(in thousands)	2017	2016
Balance at beginning of year	$58,881	$42,203
Change in tax positions of prior years	3,024	30,034
Change in tax positions of current year	—	—
Reduction in tax positions for statute expirations	—	(1,044)
Reduction in tax positions for audit settlements	(1,249)	(12,312)

Balance at end of year	$60,656	$58,881

Schedule of U.S. and foreign earnings from continuing operations before taxes
	Year Ended December 31,
(in thousands)	2017	2016	2015
United States	$(222,979)	$(33,414)	$12,520
Foreign	609,420	580,014	714,032

Total	$386,441	$546,600	$726,552